Non-current assets - Intangible Assets - Summary of Carrying Amount of Goodwill (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Total carrying amount of goodwill	$ 11,975,024	$ 11,975,024
NOVONIX Anode Materials
Disclosure Of Intangible Assets [Line Items]
Total carrying amount of goodwill	$ 11,975,024	$ 11,975,024